Intangible Assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Intangible Assets [Abstract]
Amortization expense	$ 909,657	$ 909,657	$ 6,981	$ 41,331